Loss Before Income Tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Loss Before Income Tax [Abstract]
Expense from share-based payment transactions with employees	$ 9,200
Research and development tax incentive income	$ 82	$ 859	$ 3,506
Tax incentive income, current			$ 1,200	$ 1,100	$ 1,200